Investment Contract Liabilities - Summary of Movement in Investment Contract Liabilities Measured at Fair Value (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of Investment Contract Liabilities [line items]
Beginning balance	$ 3,288
Ending balance	3,117	$ 3,288
Fair value [Member]
Disclosure of Investment Contract Liabilities [line items]
Beginning balance	932	789
New policies	54	180
Changes in market conditions	(38)	90
Redemptions, surrenders and maturities	(138)	(108)
Impact of changes in foreign exchange rates	(8)	(19)
Ending balance	$ 802	$ 932